Investments in associates and joint ventures - Additional information about associates and joint ventures (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of financial position
Current assets	$ 60,659,805	$ 68,615,106
Non-current assets	237,582,351	211,525,984
Total assets	298,242,156	280,141,090
Current liabilities	39,635,471	43,564,563
Non-current liabilities	152,693,246	136,324,047
Total liabilities	192,328,717	179,888,610
Net equity	105,913,439	100,252,480	$ 113,903,089	$ 90,583,772
Other complementary information
Cash and cash equivalents	14,054,475	12,336,115	15,401,058	$ 14,549,906
Statement of profit or loss
Sales revenue	133,330,428	143,189,602	159,611,078
Costs	(86,481,154)	(88,178,198)	(89,458,148)
Other operating expenses, net	(5,103,103)	(5,025,797)	(4,335,695)
Financial (expenses) income	(8,519,948)	(5,665,384)	(6,834,757)
Income tax	12,208,540	11,515,875	18,963,938
Financial year results	18,498,875	25,383,071	35,199,480
Other comprehensive results	2,943,021	(11,455,618)	$ 8,894,726
Interligao Eltrica do Madeira
Statement of financial position
Current assets	650,066	675,192
Non-current assets	4,729,026	5,064,524
Total assets	5,379,092	5,739,716
Current liabilities	416,641	290,292
Non-current liabilities	1,843,439	2,288,606
Total liabilities	2,260,080	2,578,898
Net equity	3,119,012	3,160,818
Other complementary information
Cash and cash equivalents	121,823	193,009
Statement of profit or loss
Sales revenue	572,619	613,807
Costs	(27,966)	(33,798)
Other operating expenses, net	0
Financial (expenses) income	(91,419)	(125,247)
Income tax	(92,027)	(97,899)
Financial year results	361,207	356,863
Other comprehensive results	0	0
Depreciation and amortization	728	804
Transmissora Aliana de Energia Eltrica
Statement of financial position
Current assets	1,648,936	2,167,294
Non-current assets	11,582,196	11,709,871
Total assets	13,231,132	13,877,165
Current liabilities	1,412,355	1,276,744
Non-current liabilities	6,875,987	7,327,321
Total liabilities	8,288,342	8,604,065
Net equity	4,942,790	5,273,100
Other complementary information
Cash and cash equivalents	3,858	624
Statement of profit or loss
Sales revenue	1,757,883	1,165,129
Costs	(260,523)	(191,359)
Other operating expenses, net	(168,309)	(133,717)
Financial (expenses) income	81,962	327,744
Income tax	(70,168)	(46,465)
Financial year results	1,340,845	1,121,332
Other comprehensive results	10,073	(46,177)
Depreciation and amortization	42,834	30,875
Equion Energa Limited
Statement of financial position
Current assets	104,545	1,395,515
Non-current assets	1,563,339	5,661
Total assets	1,667,884	1,401,176
Current liabilities	41,600	29,726
Non-current liabilities	29,121	42,056
Total liabilities	70,721	71,782
Net equity	1,597,163	1,329,394
Other complementary information
Cash and cash equivalents	25,394	34,378
Statement of profit or loss
Sales revenue	125	11
Costs	(22,189)	(23,815)
Other operating expenses, net	(722)	(2,579)
Financial (expenses) income	95,397	82,424
Income tax	(22,673)	(17,323)
Financial year results	49,938	38,718
Other comprehensive results	$ 1,014,048	796,213
Depreciation and amortization		$ 21